Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayments	$ 2,586	$ 877
Research and development tax credit	1,753	2,811
Value-added tax receivable	905	327
Interest receivable	98
Other	96	95
Total prepaid expenses and other current assets	$ 5,438	$ 4,110